Capital Stock	10 Months Ended
Oct. 31, 2013
Capital Stock [Abstract]
Capital Stock
Note 5 – Capital Stock

Preferred stock

On December 31, 2012, we issued 4,225 shares of Series A 7% Convertible Voting Preferred Stock (the "Series A Preferred Stock") to Kent Watts, our CEO, in order to cancel a convertible debenture owed to him.This series is voting and has a cash dividend rate of 7% per year, payable at conversion in either cash or shares of common stock, at the Company's option. The Series A Preferred Stock is convertible into common stock at a price of $2.00 per share and has common stock equivalent voting power. The Series A Preferred Stock has a stated value of $400 per share which resulted in a total stated value of $1,690,000.

During the ten months ended October 31, 2013, the holder of the Series A Preferred Stock earned dividends of $108,441. As of October 31, 2013, these dividends have not been accrued as liabilities since they were not declared by the Company. Dividends for the year ended December 31, 2012 were not material.

Common stock

On August 27, 2013, we issued 6,559,257 shares of common stock in exchange for a stock subscription receivable, which was paid prior to October 31, 2013.